Derivative Instruments (Schedule of derivative contracts on unaudited consolidated statements of operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 2,202	$ 733
Cost of revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 323	$ 115
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Revenue	Cost of Revenue
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 1,064	$ 347
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 329	$ 109
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Sales and Marketing	Sales and Marketing
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial expenses and others, net	$ 486	$ 162
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	General and administrative	General and administrative